As filed with the Securities and Exchange Commission on May 27, 2020

File No. 333-236076

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 1	[X]
(Check appropriate box or boxes)

AIM Tax-Exempt Funds
(Invesco Tax-Exempt Funds)
(Exact Name of Registrant as Specified in Charter)

(713) 626-1919
Registrant’s Area Code and Telephone Number

11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
 (Name and Address of Agent for Service) (Number and Street) (City)(State)(Zip Code)

Copy to:

Joseph C. Benedetti, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
225 Liberty Street	2005 Market Street, Suite 2600
New York, NY 10281	Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:

Class A, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Rochester® California Municipal Fund, a series of the Registrant.

Class A, Class C, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Rochester® Municipals Fund, Invesco Intermediate Term Municipal Income Fund and Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund, each a series of the Registrant.

It is proposed that the filing will go effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on March 2, 2020 under Accession Number 0001193125-20-059160.

PART C
OTHER INFORMATION

Item 15	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant's Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference.  See Item 16(1) and (2) below.  Under the Fourth Amended and Restated Agreement and Declaration of Trust, effective as of April 11, 2017, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant's Second Amended and Restated Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Second Amended and Restated Bylaws and applicable law.  The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $40,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.  Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant.  No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of

Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd., Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and  separate Sub-Advisory Agreements with each of Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and Oppenheimer Funds, Inc. (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)(a)	(1) Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (34)

(2) Amendment No. 1, dated January 26, 2018 to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (37)

(3) Amendment No. 2, dated January 16, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (41)

(4) Amendment No. 3, dated March 27, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (41)

(5) Amendment No. 4, dated September 17, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (46)

(2)	Second Amended and Restated Bylaws of Registrant adopted effective October 26, 2016. (33)

(3)	Voting Trust Agreements – None.

(4)	Agreement and Plan of Reorganization, dated February 14, 2020. (52)

(5)
Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust as amended and Articles IV, V and VI of the Second Amended and Restated Bylaws define rights of holders of shares.

(6)(a)	(1) Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. (3)

(2) Amendment No. 1, dated September 10, 2001, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. (4)

(3) Amendment No. 2, dated January 1, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc. (16)

(4) Amendment No. 3, dated February 12, 2012, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (17)

(5) Amendment No. 4, dated April 30, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (18)

(6) Amendment No. 5, dated December 1. 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (25)

(7) Amendment No. 6, dated September 24. 2012, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (26)

(8) Amendment No. 7, dated January 30, 2015, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (29)

(9) Amendment No. 8, dated June 1, 2016, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (30)

(10) Amendment No. 9, dated May 24, 2019, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (40)

(11) Amendment No. 10, dated October 30, 2019, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (50)

(12) Amendment No. 11, dated May 15, 2020, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (53)

(b)
(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (12)

(2) Amendment No. 1, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (16)

(3) Amendment No. 2, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (17)

(4) Amendment No. 3, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (18)

(5) Amendment No. 4, dated December 1, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (25)

(6) Amendment No. 5, dated September 24, 2012, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (27)

(7) Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc., and Invesco Australia Limited. (29)

(8) Amendment No. 6, dated January 30, 2015 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (29)

(9) Amendment No. 7, dated May 24, 2019, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (41)

(10) Amendment No. 8, dated October 30, 2019, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (50)

(11) Form of Amendment No. 9, dated May 15, 2020, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (53)

(c)	(1) Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (37)

(2) Amendment No. 1, dated December 15, 2017, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (37)

(3) Amendment No. 2, dated December 18, 2017, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (37)

(4) Amendment No. 3, dated April 30, 2018, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (41)

(5) Amendment No. 4, dated November 1, 2018, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (41)

(6) Amendment No. 5, dated May 24, 2019, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (41)

(7) Amendment No. 6, dated August 15, 2019, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (44)

(8) Amendment No. 7, dated October 30, 2019, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (47)

(9) Amendment No. 8, dated November 18, 2019, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (47)

(10) Amendment No. 9, dated February 28, 2020, to the Sub-Advisory Contract dated April 11, 2017 between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited. (54)

(d)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(2) Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(3) Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(4) Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(35)

(5) Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(6) Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(7) Amendment No. 6, dated June 6, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(8) Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(9) Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(10) Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(11) Amendment No. 10, dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(12) Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(13) Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(14) Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(15) Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (35)

(16) Amendment No. 15, dated April 11, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (37)

(17) Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (37)

(18) Amendment No. 17, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (37)

(19) Amendment No. 18, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (37)

(20) Amendment No. 19, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (41)

(21) Amendment No. 20, dated May 24, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (41)

(22) Amendment No. 21, dated August 15, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (44)

(23) Amendment No. 22, dated October 30, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (44)

(24) Amendment No. 23, dated November 18, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (47)

(25) Amendment No. 24, dated February 28, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011. (55)

(e)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019. (41)

(2) Amendment No. 1, dated August 15, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019. (41)

(3) Amendment No. 2, dated October 30, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019. (45)

(4) Amendment No. 3, dated November 18, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019. (47)

(5) Amendment No. 4, dated February 28, 2020, to the Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated May 24, 2019. (54)

(7)(a)	(1) Master Distribution Agreement dated July 1, 2014 between Registrant and Invesco Distributors, Inc. (29)

(2) Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (29)

(3) Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (29)

(4) Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (29)

(5) Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (29)

(6) Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (30)

(7) Amendment No. 6, dated December 21, 2015, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (30)

(8) Amendment No. 7, dated February 26, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (30)

(9) Amendment No. 8, dated April 29, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (30)

(10) Amendment No. 9, dated June 20, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (30)

(11) Amendment No. 10, dated June 28, 2016, to the Master Distribution Agreement, by and between Registrant and Invesco Distributors, Inc. (31)

(12) Amendment No. 11, dated July 1, 2016, to the Master Distribution Agreement between Registrant and Invesco Distributors, Inc. (32)

(13) Amendment No. 12, dated July 27, 2016, to the Master Distribution Agreement between Registrant and Invesco Distributors, Inc. (32)

(14) Amendment No. 13, dated October 28, 2016, to the Master Distribution Agreement between Registrant and Invesco Distributors, Inc. (33)

(15) Amendment No. 14, dated December 1, 2016, to the Master Distribution Agreement between Registrant and Invesco Distributors, Inc. (33)

(16) Amendment No. 15, dated February 27, 2017, to the Master Distribution Agreement between Registrant and Invesco Distributors, Inc. (33)

(17) Amendment No. 16, dated December 15, 2017, to the Master Distribution Agreement between Registrant and Invesco Distributors, Inc. (37)

(18) Amendment No. 17, dated December 18, 2017, to the Master Distribution Agreement between Registrant and Invesco Distributors, Inc. (37)

(19) Amendment No. 18, dated April 30, 2018, to the Master Distribution Agreement between Registrant and Invesco Distributors, Inc. (37)

(20) Amendment No. 19, dated July 26, 2018, to the Master Distribution Agreement between Registrant and Invesco Distributors, Inc. (41)

(21) Amendment No. 20, dated November 1, 2018, to the Master Distribution Agreement between Registrant and Invesco Distributors, Inc. (41)

(22) Amendment No. 21, dated May 24, 2019, to the Master Distribution Agreement between Registrant and Invesco Distributors, Inc. (42)

(23) Amendment No. 22, dated August 15, 2019, to the Master Distribution Agreement between Registrant and Invesco Distributors, Inc. (44)

(24) Amendment No. 23, dated October 30, 2019, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (45)

(25) Amendment No. 24, dated November 18, 2019, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (45)

(26) Amendment No. 25, dated February 28, 2020, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (55)

(b)	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers. (14)

(c)	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(14)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013. (28)

(b)	(1) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011. (29)

(2) Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011. (30)

(9)(a)	(1) Custody Agreement, dated August 30, 2018, between Registrant (on behalf of Invesco Tax-Exempt Cash Fund) and The Bank of New York Mellon. (41)

(b)	(2) Master Custodian Agreement, dated June 1, 2018, between Registrant and State Street Bank and Trust Company. (41)

(10)(a)
(1) Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (31)

(2) Amendment No. 1, dated July 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (31)

(3) Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (31)

(4) Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective September 1, 2016. (34)

(5) Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective September 1, 2016. (34)

(6) Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective September 1, 2016. (34)

(7) Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective September 1, 2016. (34)

(8) Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective September 1, 2016. (37)

(9) Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective September 1, 2016. (37)

(10) Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective September 1, 2016. (37)

(11) Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective September 1, 2016. (37)

(12) Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective September 1, 2016. (37)

(13) Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective September 1, 2016. (41)

(14) Amendment No. 13, dated November 1, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective September 1, 2016. (41)

(15) Amendment No. 14, dated May 24, 2019, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective September 1, 2016. (44)

(16) Amendment No. 15, dated September 17, 2019, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective September 1, 2016. (45)

(17) Amendment No. 16, dated October 30, 2019, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (45)

(18) Amendment No. 17, dated February 28, 2020, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (55)

(b)	(1) Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015. (30)

(2) Amendment No. 1, dated June 20, 2016, to the Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015. (30)

(3) Amendment No. 2, dated June 28, 2016, to the Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015. (31)

(4) Amendment No. 3, dated July 26, 2018, to the Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015. (41)

(c)	Twenty-Fourth Amended and Restated Multiple Class Plan of the Invesco Funds® effective December 12, 2001, as amended and restated July 30, 2018.(43)

(d)	Multiple Class Plan of the Invesco Oppenheimer Funds effective May 24, 2019. (44)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP. (49)

(12)	Opinions dated April 17, 2020 and May 15, 2020 of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.(*)

(13)(a)	(1) Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (19)

(2) Amendment No. 1, dated March 16, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (21)

(3) Amendment No. 2, dated July 1, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (24)

(4) Amendment No. 3, dated September 24, 2012, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (27)

(5) Amendment No. 4, dated January 1, 2014, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (28)

(6) Amendment No. 5, dated June 9, 2017, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (37)

(7) Amendment No. 6, dated January 26, 2018, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (37)

(8) Notice to Transfer Agent, dated May 24, 2019, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (42)

(b)	(1) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc. (10)

(2) Amendment No. 1, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. (16)

(3) Amendment No. 2, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. (17)

(4) Amendment No. 3, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. (18)

(5) Amendment No. 4, dated December 1, 2011, to the Second Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. (25)

(6) Amendment No. 5, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. (26)

(7) Amendment No. 6, dated September 24, 2012, to the Second Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. (27)

(8) Amendment No. 7, dated January 30, 2015, to the Second Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. (29)

(9) Amendment No. 8, dated June 1, 2016, to the Second Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. (30)

(10) Amendment No. 9, dated January 1, 2019, to the Second Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. (41)

(11) Amendment No. 10, dated May 24, 2019, to the Second Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. (41)

(12) Amendment No. 11, dated October 30, 2019, to the Second Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. (50)

(13) Form of Amendment No. 12, dated May 15, 2020, to the Second Amended and Restated Master Administrative Services Agreement between Registrant and Invesco Advisers, Inc. (53)

(c)	Eighth Amended and Restated Memorandum of Agreement regarding securities lending waiver, dated July 1, 2014, between Registrant and Invesco Advisers, Inc. with respect to all Funds. (29)

(d)	Memorandum of Agreement regarding expense limitations, dated April 17, 2020, between Registrant and Invesco Advisers, Inc. (56)

(e)	Memorandum of Agreement regarding advisory fee waivers and affiliated money market fund waivers, dated April 17, 2020, between Registrant and Invesco Advisers, Inc. (56)

(f)	Interfund Lending Agreement, dated December 12, 2016, between Registrant and Invesco Advisers, Inc. (33)

(g)	Expense Reimbursement Agreement, dated June 30, 2003, between Registrant and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.). (6)

(14)(a)	Consent of PricewaterhouseCoopers LLP. (52)

(b)	Consent of KPMG LLP. (52)

(15)	Omitted Financial Statements – Not Applicable.

(16)	Power of Attorney. (49)

(17)(a)	Initial Capitalization Agreement, dated January 2, 1998, for Registrant’s AIM High Income Municipal Fund. (2)

(b)	(1) Code of Ethics Personal Trading Policy for North America, dated March 2020, relating to Invesco Advisers, Inc. (56)

(2) Code of Ethics and Personal Trading Policy for EMEA, dated January 2020, relating to Invesco Asset Management Limited. (57)

(3) Invesco Ltd. Code of Conduct, dated October 2019, relating to Invesco Asset Management (Japan) Limited. (47)

(4) Invesco Hong Kong Limited Code of Ethics, dated November 1, 2018, relating to Invesco Hong Kong Limited. (41)

(5) Code of Ethics Personal Trading Policy for North America, dated March 2020, relating to Invesco Canada Ltd. (56)

(6) Code of Ethics Personal Trading Policy for EMEA, dated March 2020, relating to Invesco Asset Management Deutschland GmbH. (57)

(7) Code of Ethics Personal Trading Policy for North America, dated March 2020, relating to Invesco Senior Secured Management Inc. (56)

(8) Code of Ethics Personal Trading Policy for North America, dated March 2020, relating to Invesco Capital Management, LLC. (56)

(9) Invesco Asset Management (India) PVT. LTD. Personal Trading Policy amended June 28, 2019 and Invesco Ltd. Code of Conduct dated October 2019 relating to Invesco Asset Management (India) PVT. LTD. (56)

(1)	Incorporated herein by reference to PEA No. 4, filed electronically on July 26, 1996.
(2)	Incorporated herein by reference to PEA No. 7, filed electronically on July 29, 1998.
(3)	Incorporated herein by reference to PEA No. 11, filed electronically on July 26, 2000.
(4)	Incorporated herein by reference to PEA No. 14, filed electronically on July 25, 2002
(5)	Incorporated herein by reference to PEA No. 17, filed electronically on May 27, 2004.
(6)	Incorporated herein by reference to PEA No. 18, filed electronically on July 27, 2004.
(7)	Incorporated herein by reference to PEA No. 20, filed electronically on July 27, 2005.
(8)	Incorporated herein by reference to PEA No. 21, filed electronically on May 25, 2006.
(9)	Incorporated herein by reference to PEA No. 22, filed electronically on July 25, 2006.
(10)	Incorporated herein by reference to PEA No. 23, filed electronically on July 26, 2007.
(11)	Incorporated herein by reference to PEA No. 24, filed electronically on February 14, 2008.
(12)	Incorporated herein by reference to PEA No. 25, filed electronically on July 23, 2008.
(13)	Incorporated herein by reference to PEA No. 26, filed electronically on September 22, 2008.
(14)	Incorporated herein by reference to PEA No. 28, filed electronically on July 23, 2009.
(15)	Incorporated herein by reference to PEA No. 29, filed electronically on November 25, 2009.
(16)	Incorporated herein by reference to PEA No. 31, filed electronically on February 11, 2010.
(17)	Incorporated herein by reference to PEA No. 32, filed electronically on April 21, 2010.
(18)	Incorporated herein by reference to PEA No. 34, filed electronically on June 28, 2010.
(19)	Incorporated herein by reference to PEA No. 35, filed electronically on January 27, 2011.
(20)	Incorporated herein by reference to PEA No. 37, filed electronically on March 25, 2011.
(21)	Incorporated herein by reference to PEA No. 39, filed electronically on April 29, 2011.
(22)	Incorporated herein by reference to PEA No. 40, filed electronically on June 28, 2011.
(23)	Incorporated herein by reference to PEA No. 43, filed electronically on October 28, 2011.
(24)	Incorporated herein by reference to PEA No. 45, filed electronically on December 29, 2011.
(25)	Incorporated herein by reference to PEA No. 47, filed electronically on June 26, 2012.
(26)	Incorporated herein by reference to PEA No. 49, filed electronically on January 15, 2013.
(27)	Incorporated herein by reference to PEA No. 51, filed electronically on June 26, 2013.
(28)	Incorporated herein by reference to PEA No. 53, filed electronically on June 26, 2014.
(29)	Incorporated herein by reference to PEA No. 55, filed electronically on June 24, 2015.
(30)	Incorporated herein by reference to PEA No. 57, filed electronically on June 24, 2016.
(31)	Incorporated herein by reference to PEA No. 59, filed electronically on July 29, 2016.
(32)	Incorporated herein by reference to PEA No. 60, filed electronically on October 11, 2016.
(33)	Incorporated herein by reference to PEA No. 62, filed electronically on March 31, 2017.
(34)	Incorporated herein by reference to PEA No. 64, filed electronically on June 5, 2017.
(35)	Incorporated herein by reference to PEA No. 65, filed electronically on June 13, 2017.
(36)	Incorporated herein by reference to PEA No. 67, filed electronically on June 26, 2017.
(37)	Incorporated herein by reference to PEA No. 69, filed electronically on June 26, 2018.
(38)	Incorporated herein by reference to PEA No. 71, filed electronically on November 2, 2018.
(39)	Incorporated herein by reference to Registration Statement on Form N-14 filed electronically on January 14, 2019.
(40)	Incorporated herein by reference to PEA No. 75, filed electronically on May 23, 2019.
(41)	Incorporated herein by reference to PEA No. 77, filed electronically on June 27, 2019.
(42)	Incorporated herein by reference to PEA No. 79, filed electronically on July 26, 2019.
(43)	Incorporated by reference to Post-Effective Amendment No. 110 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A on August 27, 2019.
(44)	Incorporated by reference to Post-Effective Amendment No. 91 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A on September 26, 2019.
(45)	Incorporated by reference to Post-Effective Amendment No. 135 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A on November 21, 2019.
(46)	Incorporated herein by reference to PEA No. 81, filed electronically on November 21, 2019.

(47)	Incorporated by reference to Post-Effective Amendment No. 154 to AIM Growth Series (Invesco Growth Series) Registration Statement on Form N-1A on December 9, 2019.
(48)	Incorporated by reference to Post-Effective Amendment No. 70 to AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust Registration Statement on Form N-1A on December 19, 2019.
(49)	Incorporated by reference to the Registration Statement on Form N-14, filed electronically on January 24, 2020.
(50)	Incorporated herein by reference to PEA No. 83, filed electronically on January 27, 2020.
(51)	Incorporated by reference to Post-Effective Amendment No. 99 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A on January 27, 2020.
(52)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed electronically on February 20, 2020.
(53)	Incorporated herein by reference to PEA No. 86, filed electronically on April 28, 2020.
(54)	Incorporated by reference to Post-Effective Amendment No. 189 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A on March 30, 2020.
(55)	Incorporated by reference to Post-Effective Amendment No. 116 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A on February 27, 2020.
(56)	Incorporated by reference to Post-Effective Amendment No. 136 to AIM Funds Group (Invesco Funds Group) Registration Statement on Form N-1A on April 27, 2020.
(57)	Incorporated by reference to Post-Effective Amendment No. 130 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A on February 11, 2020.
(*)	Filed herewith electronically.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 27th day of May, 2020.

Registrant:	AIM TAX-EXEMPT FUNDS
(INVESCO TAX-EXEMPT FUNDS)

By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	May 27, 2020
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	May 27, 2020
(David C. Arch)

/s/ Beth Ann Brown*	Trustee	May 27, 2020
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	May 27, 2020
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	May 27, 2020
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	May 27, 2020
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	May 27, 2020
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	May 27, 2020
(Eli Jones)

/s/ Elizabeth Krentzman*	Trustee	May 27, 2020
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.*	Trustee	May 27, 2020
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	May 27, 2020
(Prema Mathai-Davis)

/s/ Joel W. Motley*	Trustee	May 27, 2020
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	May 27, 2020
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	May 27, 2020
(Ann Barnett Stern)

/s/ Robert C. Troccoli*	Trustee	May 27, 2020
(Robert C. Troccoli)

/s/ Daniel S. Vandivort*	Trustee	May 27, 2020
(Daniel S. Vandivort)

/s/ James D. Vaughn*	Trustee	May 27, 2020
(James D. Vaughn)

/s/ Christopher L. Wilson*	Vice Chair & Trustee	May 27, 2020
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	May 27, 2020
(Kelli Gallegos)

By:	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated December 11, 2019, filed electronically on January 24, 2020.

INDEX
Exhibit Number	Description

12	Opinions dated April 17, 2020 and May 15, 2020 of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders